Average Annual Total Returns		12 Months Ended	16 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	3.74%
Performance Inception Date	Sep. 13, 2024
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	2.71%